Employee Future Benefits - Pension and Retiree Welfare Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension plans
Disclosure of defined benefit plans [line items]
Opening balance, January 1	$ 124
Return on plan assets (excluding interest income)	(31)	$ 129
Actuarial losses (gains) due to:
Experience	2	11
Demographic assumption changes	0	14
Economic assumption changes	(101)	119
Defined benefit obligation, December 31	50	124
Pension plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Opening balance, January 1	3,789	3,794
Current service cost	44	41
Past service cost – amendment	0	0
Interest cost	176	184
Plan participants’ contributions	0	0
Actuarial losses (gains) due to:
Experience	2	11
Demographic assumption changes	0	14
Economic assumption changes	(101)	119
Benefits paid	303	308
Impact of changes in foreign exchange rates	219	(66)
Defined benefit obligation, December 31	3,826	3,789
Pension plans | Plan assets
Disclosure of defined benefit plans [line items]
Opening balance, January 1	(3,706)	(3,722)
Interest cost	(174)	(181)
Plan participants’ contributions	0	0
Return on plan assets (excluding interest income)	(31)	129
Employer contributions	57	59
Actuarial losses (gains) due to:
Benefits paid	(303)	(308)
Impact of changes in foreign exchange rates	(225)	67
Administration costs	(8)	(10)
Defined benefit obligation, December 31	(3,820)	(3,706)
Retiree welfare plans
Disclosure of defined benefit plans [line items]
Opening balance, January 1	(76)
Return on plan assets (excluding interest income)	(19)	17
Actuarial losses (gains) due to:
Experience	(16)	(10)
Demographic assumption changes	0	1
Economic assumption changes	(19)	16
Defined benefit obligation, December 31	(125)	(76)
Retiree welfare plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Opening balance, January 1	450	466
Current service cost	0	0
Past service cost – amendment	0	0
Interest cost	21	22
Plan participants’ contributions	2	3
Actuarial losses (gains) due to:
Experience	(16)	(10)
Demographic assumption changes	0	1
Economic assumption changes	(19)	16
Benefits paid	40	38
Impact of changes in foreign exchange rates	30	(10)
Defined benefit obligation, December 31	428	450
Retiree welfare plans | Plan assets
Disclosure of defined benefit plans [line items]
Opening balance, January 1	(526)	(523)
Interest cost	(26)	(25)
Plan participants’ contributions	2	3
Return on plan assets (excluding interest income)	(19)	17
Employer contributions	12	12
Actuarial losses (gains) due to:
Benefits paid	(40)	(38)
Impact of changes in foreign exchange rates	(48)	15
Administration costs	(2)	(1)
Defined benefit obligation, December 31	$ (553)	$ (526)